Short-Term Debt - Schedule of Company's Aggregate Credit Facility Commitments, Commercial Paper Limit, Letter of Credit Availability and Availability Capacity (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Short-term Debt [Line Items]
Total availability	$ 2,600	$ 2,600
Total availability	2,750	2,750
Outstanding debt	(1,500)	(1,590)
Outstanding debt	(1,578)	(1,674)
Remaining availability	1,100	1,010
Remaining availability	1,172	1,076
Revolving Credit Facility
Short-term Debt [Line Items]
Remaining availability	1,172	1,076
Revolving Credit Facility | Letters of Credit
Short-term Debt [Line Items]
Total availability	150	150
Outstanding debt	(78)	(84)
Remaining availability	$ 72	$ 66